Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk Management (Details) [Line Items]
Capital management allowance	$ 429,773	$ 401,865
Relevant liabilities, percentage	75.00%
Calibrated seek to ensure, description	99.5%
Percentage of solvency coverage ratio	99.50%
Top of Range [Member]
Risk Management (Details) [Line Items]
Choices of variation	7.50%
Comprehensive income	$ 223,958
Financial assets	$ 62,304
Bottom of Range [Member]
Risk Management (Details) [Line Items]
Choices of variation	5.00%
Comprehensive income	$ 1,576
Financial assets	$ 14,377